Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(28,128,292)	$(30,930,647)	$(31,638,244)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	(7,453,997)	$(8,196,621)	$(8,384,135)
Non-taxable income or non-deductible expenses	791,087	$756,834	$511,078
Tax rate differential and other	(73,479)	$85,064	$168,007
Unapplied non-capital losses	6,736,389	$7,354,723	$7,705,050
	$—	$—	$—

Schedule of significant components of the deferred tax assets and liabilities

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Unrecognized deferred tax assets: Non-capital losses carried forward	$117,277,753	$91,857,418	$64,266,641
Share issue costs	354,182	496,824	744,506
Scientific Research & Experimental Development	7,707,728	5,080,385	2,037,231
Total unrecognized deferred tax asset	$125,339,663	$97,434,627	$67,048,378

Schedule of tax losses expiration year

2036	$1,368,251
2037	5,394,543
2038	636,497
2039	9,573,962
2040	15,090,248
2041	26,175,446
2042	33,618,471
2043	25,420,335
$117,277,753